Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 253,176	$ 367,901
Short-term investments	104	411
Accounts receivable (note 4)	11,678	30,793
Loans to affiliate (note 4)	36,100	62,414
Prepaid expenses	44,869	37,252
Gross investment in lease (note 5)	35,478	0
Fair value of financial instruments (note 19(c))	0	11,338
Total current assets	381,405	510,109
Vessels (note 6)	4,537,216	4,883,849
Deferred charges (note 7)	62,020	68,099
Gross investment in lease (note 5)	687,896	0
Goodwill	75,321	75,321
Other assets (note 8)	134,284	120,451
Total assets	5,878,142	5,657,829
Current liabilities:
Accounts payable and accrued liabilities (note 16(a))	63,220	62,157
Current portion of deferred revenue (note 9)	55,367	28,179
Current portion of long-term debt (note 10)	257,800	314,817
Current portion of long-term obligations under capital lease (note 11)	43,912	27,824
Current portion of other long-term liabilities (note 12)	23,635	21,115
Fair value of financial instruments (note 19(c))	0	30,752
Total current liabilities	443,934	484,844
Deferred revenue (note 9)	328,681	1,528
Long-term debt (note 10)	2,192,833	2,569,697
Long-term obligations under capital lease (note 11)	595,016	459,395
Other long-term liabilities (note 12)	199,386	195,104
Fair value of financial instruments (note 19(c))	168,860	200,012
Share capital (note 13):
Common and preferred shares	1,646	1,385
Treasury shares	(377)	(367)
Additional paid in capital	2,752,988	2,580,274
Deficit	(781,137)	(807,496)
Accumulated other comprehensive loss	(23,688)	(26,547)
Total shareholders' equity	1,949,432	1,747,249
Total liabilities and shareholders' equity	5,878,142	5,657,829
Commitments and contingent obligations (note 17)	0	0
Subsequent events (note 21)	$ 0	$ 0